DEPOSITS DUE FROM A THIRD PARTY	12 Months Ended
Dec. 31, 2023
DEPOSITS DUE FROM A THIRD PARTY
DEPOSITS DUE FROM A THIRD PARTY

10.DEPOSITS DUE FROM A THIRD PARTY

In November 2023, Baosheng Network and Nanjing Yunbei E-commerce Co., Ltd. entered into an Asset Merger Margin Custodian Agreement, pursuant to which the Company deposited RMB30,000,000, or $2,554,539 (the “Deposit”) into the custodian account under the name of Nanjing Yunbei to support the Company’s future business combination. The deposit would be deposited in custody account of Nanjing Yunbei for twelve months. The deposit is interest-free during the custody period. As of December 31, 2023, the Company made a deposit of $2,816,941 due from Nanjing Yunbei.